SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Prepaid expenses beginning balance	$ 772,394	$ 559,443	$ 539,443	$ 0
Value of common stock issued	894,841	1,261,750	945,000	738,750
Amortization of stock-based compensation	(1,249,967)	(1,058,209)	(469,375)	(201,641)
Vendors deposit		(20,000)		20,000
Other prepaid expense activity	(5,536)	29,410	29,750	2,334
Prepaid expenses ending balance	$ 411,732	$ 772,394	$ 1,044,818	$ 559,443